Net interest income (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest And Similar Income [Abstract]
Loans and advances to banks	R$ 9,546,878	R$ 5,073,435	R$ 8,689,348
Loans and advances to customers:
- Loans	61,949,949	64,767,081	69,530,396
- Leases	250,791	254,009	343,626
Financial assets:
- At fair value through profit or loss	17,538,227	0	0
- Fair value through other comprehensive income	16,666,298	0	0
- At amortized cost	12,120,868	0	0
- For trading	0	13,684,574	23,576,526
- Available for sale	0	11,351,320	11,572,618
- Held to maturity	0	4,883,103	6,514,933
Pledged as collateral	0	21,268,934	21,739,202
Compulsory deposits with the Central Bank	3,916,299	4,881,319	5,667,516
Other financial interest income	63,829	68,553	66,210
Total	122,053,139	126,232,328	147,700,375
Deposits from banks:
- Interbank deposits	(137,154)	(152,550)	(127,617)
- Funding in the open market	(15,094,786)	(22,564,515)	(26,767,039)
- Borrowings and onlending	(3,176,469)	(3,068,552)	(3,865,411)
Deposits from customers:
- Savings accounts	(4,646,528)	(5,730,457)	(6,712,509)
- Time deposits	(6,252,440)	(7,536,161)	(8,746,203)
Funds from issuance of securities	(9,054,699)	(13,262,613)	(17,124,502)
Subordinated debt	(3,517,067)	(5,100,017)	(6,298,555)
Insurance technical provisions and pension plans	(13,365,526)	(18,174,550)	(21,395,550)
Total	(55,244,669)	(75,589,415)	(91,037,386)
Net interest income	R$ 66,808,470	R$ 50,642,913	R$ 56,662,989